Fair Value Measurements - Schedule of Assets Measured at Fair Value on a Recurring Basis (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Assets:
Total assets measured at fair value		$ 6,000	$ 5,000
Money Market Funds [Member]
Assets:
Total assets measured at fair value			5,000
Quoted Prices in Active Markets (Level 1) [Member]
Assets:
Total assets measured at fair value		6,000	5,000
Fair Value, Recurring [Member]
Assets:
Total assets measured at fair value	$ 6,000	6,000
Fair Value, Recurring [Member] | Money Market Funds [Member]
Assets:
Total assets measured at fair value	6,000	6,000
Fair Value, Recurring [Member] | Quoted Prices in Active Markets (Level 1) [Member]
Assets:
Total assets measured at fair value	6,000	6,000
Fair Value, Recurring [Member] | Quoted Prices in Active Markets (Level 1) [Member] | Money Market Funds [Member]
Assets:
Total assets measured at fair value	6,000	6,000	5,000
Denali Capital Acquisition Corp [Member]
Assets:
Investments held in Trust Account	548,318	9,021,005	50,477,963
Denali Capital Acquisition Corp [Member] | Fair Value, Recurring [Member]
Assets:
Investments held in Trust Account	548,318	9,021,005	50,477,963
Denali Capital Acquisition Corp [Member] | Fair Value, Recurring [Member] | Quoted Prices in Active Markets (Level 1) [Member]
Assets:
Investments held in Trust Account			0
Denali Capital Acquisition Corp [Member] | Fair Value, Recurring [Member] | Significant Other Observable Inputs (Level 2) [Member]
Assets:
Investments held in Trust Account	548,318	9,021,005	50,477,963
Denali Capital Acquisition Corp [Member] | Fair Value, Recurring [Member] | Significant Other Unobservable Inputs (Level 3) [Member]
Assets:
Investments held in Trust Account